Reinhart Genesis PMV Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.6%		Shares	Value
Consumer Discretionary - 12.5%
frontdoor (a)		263,105	$15,983,629
Grand Canyon Education (a)		43,400	8,748,138
Modine Manufacturing (a)		192,445	26,197,538
YETI Holdings, Inc. (a)		543,690	19,116,140
			70,045,445

Financials - 27.9%(b)
Assured Guaranty		224,600	18,462,120
Euronet Worldwide (a)		204,000	19,010,760
First American Financial		316,000	20,856,000
First Citizens BancShares - Class A		13,230	26,247,129
First Hawaiian		452,490	11,742,116
Independent Bank Corp.		113,000	8,080,630
International Bancshares		130,020	9,301,631
Skyward Specialty Insurance Group, Inc. (a)		256,000	12,364,800
White Mountains Insurance Group		6,400	11,713,152
Wintrust Financial		141,187	19,383,563
			157,161,901

Health Care - 6.4%
AdaptHealth (a)		1,525,000	14,472,250
Encompass Health		57,920	7,052,339
Lantheus Holdings (a)		262,000	14,383,800
			35,908,389

Industrials - 23.5%
Air Lease - Class A.		206,480	12,432,161
Cadre Holdings, Inc.		325,396	10,025,451
GXO Logistics (a)		147,000	7,739,550
Hillman Solutions (a)		2,048,575	20,239,921
Insperity		425,830	23,514,332
Landstar System, Inc.		114,000	15,085,620
MAXIMUS		178,000	15,649,760
U-Haul Holding - Series N		313,187	16,360,889
V2X, Inc. (a)		188,000	10,810,000
			131,857,684

Information Technology - 21.0%
ACI Worldwide (a)		206,000	10,166,100
ASGN (a)		229,100	12,428,675
Axcelis Technologies, Inc. (a)		323,845	25,920,554
FormFactor (a)		496,000	14,478,240
InterDigital, Inc.		81,000	22,008,510
PAR Technology (a)		182,375	9,333,952
Silicon Motion Technology - ADR		299,000	23,824,320
			118,160,351

Materials - 1.6%
Element Solutions		340,500	8,757,660

Real Estate - 4.7%
Marcus & Millichap		456,605	14,880,757
Ryman Hospitality Properties - REIT		117,440	11,601,898
			26,482,655
TOTAL COMMON STOCKS (Cost $448,000,078)			548,374,085

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(c)		14,330,701	14,330,701
TOTAL MONEY MARKET FUNDS (Cost $14,330,701)			14,330,701

TOTAL INVESTMENTS - 100.1% (Cost $462,330,779)			562,704,786
Liabilities in Excess of Other Assets - (0.1)%			(329,898)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$562,374,888
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Reinhart Genesis PMV Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$548,374,085	$–	$–	$548,374,085
Money Market Funds	14,330,701	–	–	14,330,701
Total Investments	$562,704,786	$–	$–	$562,704,786

Refer to the Schedule of Investments for further disaggregation of investment categories.